Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Goodwill
	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2015	$12,434,411	$1,988,996	$10,445,415
Effect of foreign currency exchange differences	61,104	-	61,104

Balance at December 31, 2015	12,495,515	1,988,996	10,506,519
Acquisitions through business combinations (retrospectively adjusted) (Note 28)	15,323	-	15,323
Effect of foreign currency exchange differences	(31,533)	-	(31,533)

Balance at December 31, 2016 (retrospectively adjusted)	12,479,305	1,988,996	10,490,309
Impairment losses recognized	-	425,117	(425,117)
Effect of foreign currency exchange differences	(130,698)	-	(130,698)

Balance at December 31, 2017	$12,348,607	$2,414,113	$9,934,494

	Cost	Accumulated impairment	Carrying amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2017 (retrospectively adjusted) (Note 28)	$421,029	$67,105	$353,924
Impairment losses recognized	-	14,343	(14,343)
Effect of foreign currency exchange differences	(4,409)	-	(4,409)

Balance at December 31, 2017	$416,620	$81,448	$335,172

Summary of Carrying Amount of Goodwill Allocated to Cash-generating Units

The carrying amount of goodwill allocated to cash-generating units was as follows:

	December 31
	2016 (Retrospectively Adjusted)	2017
Cash-generating units	NT$	NT$	US$ (Note 4)

Testing segment	$7,868,961	$7,775,581	$262,334
Others	2,621,348	2,158,913	72,838

	$10,490,309	$9,934,494	$335,172